Off balance sheet commitments and lease contracts - Off balance sheet commitments and contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Off balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	$ 35,684	$ 40,311	$ 48,705
Current portion of non-current debt obligations net of hedging instruments	5,328	5,073	4,674
Lease obligations	9,714	9,034	8,943
Asset retirement obligations	13,110	14,976	15,368
Contractual obligations recorded in the balance sheet	63,836	69,394	77,690
Lease obligations for low value assets, short term contracts or not yet commenced	1,830	1,679	1,745
Purchase obligations	139,050	136,032	143,177
Contractual obligations not recorded in the balance sheet	140,880	137,711	144,922
TOTAL OF CONTRACTUAL OBLIGATIONS	204,716	207,105	222,612
OTHER COMMITMENTS GIVEN	71,819	70,675	62,449
Assets received as collateral (security interests)	45	62	77
Sales obligations	94,977	92,555	80,521
Other commitments received	25,650	22,326	20,401
TOTAL OF COMMITMENTS RECEIVED	120,672	114,943	100,999
Commitments given relating to joint ventures	32,054	33,373	34,920
Commitments given relating to associates	52,270	34,491	51,795
Non-current lease obligations	8,277	7,644	7,736
Current portion of lease obligations	1,437	1,390	1,207
Not later than one year
Off balance sheet commitments and lease contracts
Current portion of non-current debt obligations net of hedging instruments	5,328	5,073	4,674
Lease obligations	1,437	1,390	1,207
Asset retirement obligations	521	610	463
Contractual obligations recorded in the balance sheet	7,286	7,073	6,344
Lease obligations for low value assets, short term contracts or not yet commenced	783	689	704
Purchase obligations	11,286	13,333	11,719
Contractual obligations not recorded in the balance sheet	12,069	14,022	12,423
TOTAL OF CONTRACTUAL OBLIGATIONS	19,355	21,095	18,767
OTHER COMMITMENTS GIVEN	15,619	11,969	11,306
Assets received as collateral (security interests)	14	37	28
Sales obligations	6,267	7,565	7,001
Other commitments received	19,261	17,285	15,270
TOTAL OF COMMITMENTS RECEIVED	25,542	24,887	22,299
Commitments given relating to joint ventures	2,006	253	644
Commitments given relating to associates	839	727	999
Between 1 and 5 years
Off balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	14,229	16,811	22,745
Lease obligations	3,872	3,321	3,178
Asset retirement obligations	1,497	1,751	1,840
Contractual obligations recorded in the balance sheet	19,598	21,883	27,763
Lease obligations for low value assets, short term contracts or not yet commenced	610	543	626
Purchase obligations	40,516	36,174	39,126
Contractual obligations not recorded in the balance sheet	41,126	36,717	39,752
TOTAL OF CONTRACTUAL OBLIGATIONS	60,724	58,600	67,515
OTHER COMMITMENTS GIVEN	9,215	9,877	8,766
Assets received as collateral (security interests)	10	16	24
Sales obligations	36,341	33,271	29,362
Other commitments received	2,817	1,755	1,474
TOTAL OF COMMITMENTS RECEIVED	39,168	35,042	30,860
Commitments given relating to joint ventures	5,666	7,353	7,288
Commitments given relating to associates	11,638	9,110	8,664
More than 5 years
Off balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	21,455	23,500	25,960
Lease obligations	4,405	4,323	4,558
Asset retirement obligations	11,092	12,615	13,065
Contractual obligations recorded in the balance sheet	36,952	40,438	43,583
Lease obligations for low value assets, short term contracts or not yet commenced	437	447	415
Purchase obligations	87,248	86,525	92,332
Contractual obligations not recorded in the balance sheet	87,685	86,972	92,747
TOTAL OF CONTRACTUAL OBLIGATIONS	124,637	127,410	136,330
OTHER COMMITMENTS GIVEN	46,985	48,829	42,377
Assets received as collateral (security interests)	21	9	25
Sales obligations	52,369	51,719	44,158
Other commitments received	3,572	3,286	3,657
TOTAL OF COMMITMENTS RECEIVED	55,962	55,014	47,840
Commitments given relating to joint ventures	24,382	25,767	26,988
Commitments given relating to associates	39,793	24,654	42,132
Guarantees given to customs authorities
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,003	2,236	2,312
Guarantees given to customs authorities | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,904	2,122	2,189
Guarantees given to customs authorities | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	53	50	60
Guarantees given to customs authorities | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	46	64	63
Guarantees given on borrowings
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	20,218	20,428	14,164
Guarantees given on borrowings | Arctic LNG 2 LLC
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,013	1,076
Guarantees given on borrowings | Ichthys LNG PTY Limited
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	4,659	4,860
Guarantees given on borrowings | Yamal LNG
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	3,483	3,469
Guarantees given on borrowings | Bayport Polymers LLC
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,820	1,820
Guarantees given on borrowings | Seagreen project
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,204	481
Guarantees given on borrowings | TotalEnergies Refining & Chemicals Saudi Arabia S.A.S.
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,025	1,120
Guarantees given on borrowings | Mozambique LNG project
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	4,600	4,600
Guarantees given on borrowings | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,519	595	746
Guarantees given on borrowings | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	5,814	3,734	3,660
Guarantees given on borrowings | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	11,885	16,099	9,758
Guarantees related to sales of businesses
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	310	316	333
Guarantees related to sales of businesses | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	157	163	179
Guarantees related to sales of businesses | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	153	153	154
Guarantees of current liabilities
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	62	70	147
Guarantees of current liabilities | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	61	69	68
Guarantees of current liabilities | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1	1	56
Guarantees of current liabilities | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN			23
Guarantees to customers / suppliers
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	23,757	23,494	19,182
Guarantees to customers / suppliers | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	3,539	3,093	2,603
Guarantees to customers / suppliers | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,275	4,376	1,853
Guarantees to customers / suppliers | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	17,943	16,025	14,726
Letters of credit
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,430	2,993	2,432
Letters of credit | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,241	2,869	2,297
Letters of credit | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	172	122	135
Letters of credit | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	17	2
Other operating commitments
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	23,039	21,138	23,879
Other operating commitments | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	5,198	3,058	3,224
Other operating commitments | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	900	1,594	3,002
Other operating commitments | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	$ 16,941	$ 16,486	$ 17,653